UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL – GLOBAL UNCONSTRAINED BOND FUND

FORM N-Q

JULY 31, 2018

BRANDYWINEGLOBAL – GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 49.7%
Australia - 2.1%
Australia Government Bond, Senior Notes	2.750%	10/21/19	41,210,000	AUD	$30,899,962	(a)

Brazil - 4.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	246,450,000	BRL	62,284,894

Colombia - 4.7%
Colombian TES	6.000%	4/28/28	218,000,000,000	COP	71,219,332

Indonesia - 3.6%
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/24	37,780,000,000	IDR	2,691,783
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	501,800,000,000	IDR	37,185,712
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	205,600,000,000	IDR	14,817,258

Total Indonesia					54,694,753

Malaysia - 6.3%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	129,645,000	MYR	32,017,148
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	84,270,000	MYR	20,862,433
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	87,370,000	MYR	21,176,833
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	31,835,000	MYR	7,780,803
Malaysia Government Bond, Senior Notes	3.900%	11/30/26	11,820,000	MYR	2,854,779
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	46,360,000	MYR	11,203,484

Total Malaysia					95,895,480

Mexico - 13.5%
Mexican Bonos, Bonds	8.000%	11/7/47	299,700,000	MXN	16,312,386
Mexican Bonos, Senior Notes	8.500%	5/31/29	887,200,000	MXN	50,129,995
Mexican Bonos, Senior Notes	7.750%	11/23/34	294,500,000	MXN	15,677,698
Mexican Bonos, Senior Notes	8.500%	11/18/38	921,600,000	MXN	52,601,329
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,330,500,000	MXN	70,469,331

Total Mexico					205,190,739

Norway - 1.5%
Kommunalbanken AS, Senior Notes (3 mo. USD LIBOR + 0.330%)	2.665%	6/16/20	22,242,000		22,387,841	(b)(c)

Peru - 2.3%
Peru Government Bond, Senior Notes	6.150%	8/12/32	110,140,000	PEN	35,066,244	(a)

Poland - 6.0%
Poland Government Bond	0.000%	4/25/19	86,805,000	PLN	23,541,406
Poland Government Bond	3.250%	7/25/19	91,580,000	PLN	25,535,753
Poland Government Bond	1.500%	4/25/20	153,125,000	PLN	41,888,048

Total Poland					90,965,207

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 5.2%
Republic of South Africa Government Bond	6.500%	2/28/41	576,790,000	ZAR	$31,906,836
Republic of South Africa Government Bond	8.750%	2/28/48	669,610,000	ZAR	47,217,230

Total South Africa					79,124,066

Turkey - 0.4%
Turkey Government Bond, Bonds	10.600%	2/11/26	45,600,000	TRY	6,378,723

TOTAL SOVEREIGN BONDS (Cost - $847,684,485)					754,107,241

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.2%
U.S. Government Obligations - 23.2%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.070%)	2.090%	4/30/19	54,440,000		54,488,519	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	2.080%	7/31/19	71,605,000		71,672,311	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield)	2.020%	1/31/20	41,370,000		41,373,058	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	2.053%	4/30/20	183,700,000		183,729,489	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $351,105,003)					351,263,377

CORPORATE BONDS & NOTES - 22.7%
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 5.2%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.717%	4/6/20	17,025,000		17,084,292	(b)(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.339%	1/9/20	10,115,000		10,203,538	(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	3.147%	4/5/21	18,725,000		18,833,908	(c)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.267%	4/13/20	32,685,000		32,939,704	(c)

Total Automobiles					79,061,442

Media - 2.1%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.737%	4/1/21	31,020,000		31,096,445	(b)(c)

TOTAL CONSUMER DISCRETIONARY					110,157,887

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 15.4%
Banks - 7.0%
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.040%)	3.379%	1/15/19	24,880,000		$24,994,399	(c)
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.688%	2/12/21	23,305,000		23,298,105	(c)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.790%)	3.121%	1/10/20	7,990,000		8,047,638	(c)
JPMorgan Chase Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.450%)	2.780%	9/21/18	8,815,000		8,817,771	(c)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.839%	5/22/20	19,275,000		19,373,020	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	3.360%	7/26/21	21,540,000		21,899,378	(c)

Total Banks					106,430,311

Capital Markets - 6.1%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.779%	2/22/21	26,410,000		26,456,907	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.080%	2/23/23	48,640,000		48,700,914	(c)
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.687%	4/4/19	17,265,000		17,283,874	(b)(c)

Total Capital Markets					92,441,695

Insurance - 2.3%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.220%)	2.546%	9/19/19	17,475,000		17,507,537	(b)(c)
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.569%	1/8/21	17,930,000		17,950,138	(b)(c)

Total Insurance					35,457,675

TOTAL FINANCIALS					234,329,681

TOTAL CORPORATE BONDS & NOTES (Cost - $343,258,357)					344,487,568

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 0.9%
Barclays Comercial Mortgage Securities Trust, 2017-DELC E (1 mo. LIBOR + 2.500%)	4.572%	8/15/36	7,915,000		7,960,093	(b)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. Euribor + 0.140%, 0.000% Floor)	0.000%	3/22/44	4,829,816	EUR	5,257,922	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $13,683,439)					13,218,015

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,555,731,284)					1,463,076,201

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $17,272,058)	1.775%	17,272,058	$17,272,058

TOTAL INVESTMENTS - 97.6% (Cost - $1,573,003,342)			1,480,348,259
Other Assets in Excess of Liabilities - 2.4%			35,987,830

TOTAL NET ASSETS - 100.0%			$1,516,336,089

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

At July 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
3-Month Euribor	1,297	12/19	$378,723,129	$379,502,983	$(779,854)
Euro-Bund	879	9/18	165,967,759	166,081,401	(113,642)
Euro-Oat	897	9/18	160,728,237	161,248,465	(520,228)
United Kingdom Long Gilt Bonds	2,509	9/18	400,996,206	404,008,298	(3,012,092)

Net unrealized depreciation on open futures contracts					$(4,425,816)

At July 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	196,640,000,000	USD	71,891,052	JPMorgan Chase & Co.	8/6/18	$(3,878,342)
USD	6,851,788	COP	19,740,000,000	JPMorgan Chase & Co.	8/6/18	24,230
USD	14,849,669	COP	43,710,000,000	JPMorgan Chase & Co.	8/6/18	(268,494)
USD	15,986,762	COP	45,890,000,000	JPMorgan Chase & Co.	8/6/18	114,593
USD	30,588,648	COP	87,300,000,000	JPMorgan Chase & Co.	8/6/18	393,826
USD	72,915,561	JPY	7,900,000,000	JPMorgan Chase & Co.	8/13/18	2,201,784
USD	4,639,276	JPY	520,000,000	Morgan Stanley & Co. Inc.	8/13/18	(15,302)
NOK	372,100,000	USD	46,775,025	HSBC Bank USA, N.A.	8/15/18	(1,126,667)
AUD	5,100,000	USD	3,760,959	Goldman Sachs Group Inc.	8/17/18	28,481
AUD	40,680,000	USD	30,772,305	Morgan Stanley & Co. Inc.	8/17/18	(545,946)
AUD	49,490,000	USD	37,336,741	Morgan Stanley & Co. Inc.	8/17/18	(564,310)
USD	26,999,830	AUD	35,750,000	Morgan Stanley & Co. Inc.	8/17/18	436,597
USD	26,594,113	EUR	22,750,000	Goldman Sachs Group Inc.	8/20/18	(48,986)
USD	279,499,819	EUR	233,760,000	JPMorgan Chase & Co.	8/20/18	5,737,585
TWD	3,083,000,000	USD	103,610,401	JPMorgan Chase & Co.	8/23/18	(2,773,912)
USD	103,696,478	TWD	3,083,000,000	JPMorgan Chase & Co.	8/23/18	2,859,990
GBP	43,300,000	USD	58,097,126	Citigroup Global Markets Inc.	9/18/18	(1,146,128)
GBP	3,900,000	USD	5,097,257	JPMorgan Chase & Co.	9/18/18	32,279
SEK	310,200,000	USD	36,447,807	HSBC Bank USA, N.A.	9/21/18	(1,029,454)
SEK	472,100,000	USD	55,524,780	HSBC Bank USA, N.A.	9/21/18	(1,620,832)
SEK	137,000,000	USD	15,483,956	Morgan Stanley & Co. Inc.	9/21/18	158,579
USD	43,136,450	ZAR	588,200,000	HSBC Bank USA, N.A.	10/5/18	(1,157,268)
TRY	152,400,000	USD	31,480,449	HSBC Bank USA, N.A.	10/12/18	(1,492,223)
USD	4,782,676	TRY	24,100,000	HSBC Bank USA, N.A.	10/12/18	40,443
USD	7,440,416	TRY	36,900,000	HSBC Bank USA, N.A.	10/12/18	179,487
CAD	3,370,000	USD	2,550,455	Goldman Sachs Group Inc.	10/16/18	43,594
CAD	56,030,000	USD	42,766,422	Goldman Sachs Group Inc.	10/16/18	362,527
USD	10,728,448	PLN	39,500,000	Morgan Stanley & Co. Inc.	10/17/18	(92,921)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL – GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,637,874	TRY	18,400,000	HSBC Bank USA, N.A.	10/18/18	$26,580
NOK	66,300,000	USD	8,099,961	Goldman Sachs Group Inc.	10/22/18	54,454
NOK	238,200,000	USD	29,464,153	HSBC Bank USA, N.A.	10/22/18	(167,297)
SEK	625,500,000	USD	71,030,308	HSBC Bank USA, N.A.	10/25/18	577,846

Total						$(2,655,207)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL – Global Unconstrained Bond Fund (formerly Legg Mason BW Absolute Return Opportunities Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$754,107,241	—	$754,107,241
U.S. Government & Agency Obligations	—	351,263,377	—	351,263,377
Corporate Bonds & Notes	—	344,487,568	—	344,487,568
Collateralized Mortgage Obligations	—	13,218,015	—	13,218,015

Total Long-Term Investments	—	1,463,076,201	—	1,463,076,201

Short-Term Investments†	$17,272,058	—	—	17,272,058

Total Investments	$17,272,058	$1,463,076,201	—	$1,480,348,259

Other Financial Instruments:
Forward Foreign Currency Contracts	—	13,272,875	—	13,272,875

Total	$17,272,058	$1,476,349,076	—	$1,493,621,134

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,425,816	—	—	$4,425,816
Forward Foreign Currency Contracts	—	$15,928,082	—	15,928,082

Total	$4,425,816	$15,928,082	—	$20,353,898

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust Chief Executive Officer

Date: September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust Chief Executive Officer

Date: September 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett Principal Financial Officer

Date: September 21, 2018